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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Peak Investments, LLC
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald J. Krystyniak
         -------------------------------
Title:   Managing Member
         -------------------------------
Phone:   (213) 891-6311
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Ronald J. Krystyniak         Los Angeles, CA     August 12, 2004
   -----------------------------    -----------------   ---------------
           [Signature]                [City, State]         [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         The Cypress Funds LLC
       ---------------          ------------------------------------
    28-                         Oakmont Corporation
       ---------------          ------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:            63
                                        --------------------

Form 13F Information Table Value Total:       601,447
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                          The Cypress Funds LLC
    ------       -----------------         ---------------------------------
              28-                          Oakmont Corporation
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                  Value               Investment          Other            Voting
Name of Issuer                       Title of Class    Cusip     (x$1000)   Shares    Discretion         Managers        Authority
--------------------------           --------------  ---------  ---------  ---------  ----------       ------------      ---------
AIRTRAN HOLDINGS INC                     Common      00949P108     28,543  2,018,600     Other     Oakmont Corporation      Sole
ALLERGAN INC                             Common      018490102      4,566     51,000     Other     Oakmont Corporation      Sole
ALLIANCE GAMING CORP                     Common      01859P609      1,716    100,000     Other     Oakmont Corporation      Sole
ALLIANCE GAMING CORP                     Common      01859P609      2,574    150,000     Other    The Cypress Funds LLC     Sole
AMAZON COM INC                           Common      023135106      5,780    106,250     Other     Oakmont Corporation      Sole
AMERICAN INTERNATIONAL GROUP INC         Common      026874107      6,914     97,000     Other    The Cypress Funds LLC     Sole
AMERICAN TECHNOLOGY CORP                 Common      030145205      2,091    361,700     Other     Oakmont Corporation      Sole
AMGEN INC                                Common      031162100      4,911     90,000     Other    The Cypress Funds LLC     Sole
ANHEUSER BUSCH COS INC                   Common      035229103      7,506    139,000     Other    The Cypress Funds LLC     Sole
AUTOMATIC DATA PROCESSING INC            Common      053015103      7,978    190,500     Other    The Cypress Funds LLC     Sole
BOEING CO                                Common      097023105      8,016    156,900     Other     Oakmont Corporation      Sole
BOEING CO                                Common      097023105      4,343     85,000     Other    The Cypress Funds LLC     Sole
BURLINGTON NORTHERN SANTA FE CORP        Common      12189T104      7,014    200,000     Other    The Cypress Funds LLC     Sole
CATERPILLAR INC                          Common      149123101      8,301    104,500     Other    The Cypress Funds LLC     Sole
COGNOS INC                               Common      19244C109      8,317    230,000     Other    The Cypress Funds LLC     Sole
COMPUGEN LTD                             Common      M25722105        582    122,825     Other     Oakmont Corporation      Sole
COSTCO WHOLESALE CORP                    Common      22160K105     16,272    395,150     Other     Oakmont Corporation      Sole
COSTCO WHOLESALE CORP                    Common      22160K105      8,648    210,000     Other    The Cypress Funds LLC     Sole
DEERE & CO                               Common      244199105      7,175    102,300     Other    The Cypress Funds LLC     Sole
DELL INC                                 Common      24702R101      9,886    276,000     Other     Oakmont Corporation      Sole
DELPHI FINANCIAL GROUP, INC              Common      247131105     29,112    654,211     Other     Oakmont Corporation      Sole
DOW JONES & CO INC                       Common      260561105      4,109     91,100     Other    The Cypress Funds LLC     Sole
EMBRAER - EMPRESA BRASILEIRA         Sp ADR Pfd Shs  29081M102      4,634    162,100     Other    The Cypress Funds LLC     Sole
ENCANA CORP                              Common      292505104     15,484    358,400     Other     Oakmont Corporation      Sole
ENCANA CORP                              Common      292505104      1,813     42,000     Other    The Cypress Funds LLC     Sole
ENTRAVISION COMMUNICATIONS               Common      29382R107      2,120    276,000     Other    The Cypress Funds LLC     Sole
FEDEX CORP                               Common      31428X106      8,275    101,300     Other    The Cypress Funds LLC     Sole
FLEXTRONICS INTL LTD                     Common      Y2573F102     10,064    631,000     Other     Oakmont Corporation      Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common      35671D857      3,745    112,966     Other     Oakmont Corporation      Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common      35671D857      7,807    235,500     Other    The Cypress Funds LLC     Sole
FUELCELL ENERGY INC                      Common      35952H106      1,432    122,600     Other     Oakmont Corporation      Sole
GENERAL ELECTRIC                         Common      369604103      7,355    227,000     Other    The Cypress Funds LLC     Sole
HILTON HOTELS CORP                       Common      432848109     14,376    770,400     Other     Oakmont Corporation      Sole
ICON PLC                              Sponsored ADR  45103T107      4,668    105,400     Other     Oakmont Corporation      Sole
INCO LTD                                 Common      453258402      7,665    221,800     Other    The Cypress Funds LLC     Sole
INTEL CORP                               Common      458140100      3,450    125,000     Other     Oakmont Corporation      Sole
INTERNATIONAL BUSINESS MACHINES          Common      459200101      1,975     22,400     Other     Oakmont Corporation      Sole
INTERNATIONAL BUSINESS MACHINES          Common      459200101      5,650     64,100     Other    The Cypress Funds LLC     Sole
INTERNATIONAL GAME TECHNOLOGY            Common      459902102      1,386     35,900     Other     Oakmont Corporation      Sole
INTERNATIONAL GAME TECHNOLOGY            Common      459902102      2,088     54,100     Other    The Cypress Funds LLC     Sole
INVESTORS FINANCIAL SERVICES CORP        Common      461915100    156,124  3,582,462     Other     Oakmont Corporation      Sole
INVESTORS FINANCIAL SERVICES CORP        Common      461915100     11,985    275,000     Other    The Cypress Funds LLC     Sole
LOCKHEED MARTIN CORP                     Common      539830109      8,817    169,300     Other     Oakmont Corporation      Sole
MCMORAN EXPLORATION  CO                  Common      582411104        371     23,795     Other     Oakmont Corporation      Sole
MCMORAN EXPLORATION  CO                  Common      582411104      2,279    146,300     Other    The Cypress Funds LLC     Sole
MCMORAN EXPLORATION  CO                NOTE 6.00%    582411AB0      3,735     27,500     Other     Oakmont Corporation      Sole
MICROSOFT CORPORATION                    Common      594918104     11,995    420,000     Other     Oakmont Corporation      Sole
ORACLE CORP                              Common      68389X105      7,516    630,000     Other    The Cypress Funds LLC     Sole
PFIZER INC                               Common      717081103      1,597     46,600     Other     Oakmont Corporation      Sole
RIO TINTO PLC                         Sponsored ADR  767204100      4,432     45,200     Other    The Cypress Funds LLC     Sole
SEI INVESTMENTS CO                       Common      784117103      2,802     96,500     Other     Oakmont Corporation      Sole
SOUTHWEST AIRLINES CO                    Common      844741108      8,804    525,000     Other    The Cypress Funds LLC     Sole
STRATUS PROPERTIES INC                   Common      863167201      1,201     92,755     Other     Oakmont Corporation      Sole
SYMANTEC CORP                            Common      871503108      4,816    110,000     Other    The Cypress Funds LLC     Sole
SYNTROLEUM CORP                          Common      871630109     47,672  7,201,240     Other     Oakmont Corporation      Sole
TAIWAN SEMICONDUCTOR MANUFACTURING    Sponsored ADR  874039100      3,453    415,528     Other    The Cypress Funds LLC     Sole
TIFFANY & CO                             Common      886547108        814     22,100     Other     Oakmont Corporation      Sole
UNITED MICRO ELECTRONICS              Sponsored ADR  910873207      2,574    597,100     Other    The Cypress Funds LLC     Sole
UNIVISION COMMUNICATIONS INC             Common      914906102      9,988    312,800     Other     Oakmont Corporation      Sole
UNIVISION COMMUNICATIONS INC             Common      914906102      8,302    260,000     Other    The Cypress Funds LLC     Sole
VASOGEN INC                              Common      92232F103      5,011  1,010,000     Other     Oakmont Corporation      Sole
YORK INTERNATIONAL                       Common      986670107      7,393    180,000     Other    The Cypress Funds LLC     Sole
ZILOG INC                                Common      989524301      1,425    130,000     Other    The Cypress Funds LLC     Sole

                                                                ---------
                                                                  601,447
                                                                ---------